Inventories - Inventories, Net of Reserve (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 125	$ 81
Work-in-process	787	756
Finished products	423	336
Total	$ 1,335	$ 1,173